Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 7,258	$ 6,863
Interest and dividend receivable excluded from fair value of pension plan assets	28	27
Purchase of investments payable excluded from fair value of pension plan assets	1	15
Accruals for pension administration expense excluded from fair value of pension plan assets	10	9
Sale of investments receivable excluded from fair value of pension plan assets	1	7
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	565	445
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	153	146
Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	109	127
Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	5
Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	921	911
Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,432	3,098
Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,879	1,943
Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	194	193
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	4,381	4,042
Level 1 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	153	146
Level 1 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0
Level 1 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	921	911
Level 1 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,307	2,985
Level 1 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,328	2,396
Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	16	20
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	109	127
Level 2 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	5
Level 2 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	125	113
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,879	1,943
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	194	193
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	549	425
Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	549	425
Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0
Level 3 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0